Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 6,093	$ 5,583	$ 1,933
Future amortization expense next twelve months	5,725
Future amortization expense year two	5,696
Future amortization expense year three	5,614
Future amortization expense year four	1,360
Future amortization expense year five	22
Future amortization expense thereafter	$ 29